Convertible Debt and Treasury Stock (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Zero-coupon, convertible, subordinated notes	Dec. 31, 2011 Zero-coupon, convertible, subordinated notes	Dec. 31, 2003 Zero-coupon, convertible, subordinated notes	Dec. 31, 2013 Zero-coupon, convertible, subordinated notes	Nov. 30, 2013 Notes	Dec. 31, 2013 Notes
Convertible debt
Aggregate principle amount of notes issued						$ 100,000,000		$ 800,000,000
Coupon rate of the convertible notes (as a percent)						0.00%		1.00%
Interest rate of convertible notes (as a percent)						0.00%		1.00%
Number of ordinary shares issued to settle conversion requests				100	3,800
Equivalent value of ordinary shares issued to settle conversion requests		2,000,000	96,798,000	2,000,000	96,800,000
Convertible notes amount				0	2,200,000		0
Convertible debt redeemed				200,000
Denomination of principal amount of debt which is used for conversion calculation								1,000
Conversion price of the Notes (in dollars per share)								$ 123.70
Net proceeds from issuance of notes	783,227,000							783,200,000
Issuance cost								16,800,000
Shares repurchased	$ 99,975,000							$ 100,000,000
Redemption price (as a percent)									100.00%
Redemption price of Notes upon fundamental change (as a percent)								100.00%